Deferred and contingent consideration - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 28, 2021	Mar. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred and contingent consideration
Deferred and contingent consideration payable			$ 1,000,000	$ 1,250,000
Earn-out consideration payable		$ 7,223,630
Payment of earn-out consideration		2,780,590
Deferred earn-out consideration payable in cash	$ 4,443,040
Additional earn-out cash consideration	300,000
Deferred consideration funds held in escrow account					$ 1,274,402
Deferred and contingent consideration paid			250,000	8,273,630	224,402
Remaining balance in deferred consideration funds held in escrow account					$ 1,050,000
Deferred and contingent consideration			1,000,000	1,250,000
Achieve
Deferred and contingent consideration
Earn-out consideration payable		10,319,429
Aggregate value of shares issued in earn-out		$ 3,095,799
Number of shares issued in earn-out		231,011
Deferred earn-out consideration payable in cash	$ 4,443,040
Achieve TMS East/Central Acquisition
Deferred and contingent consideration
Deferred and contingent consideration payable			1,000,000	1,250,000
Amount of restricted cash held in escrow released			250,000	1,250,000
Deferred and contingent consideration			1,000,000	1,250,000
Achieve TMS West Acquisition
Deferred and contingent consideration
Deferred and contingent consideration payable			0	0
Deferred and contingent consideration			$ 0	$ 0